ADVANCES TO SUPPLIERS, NET (Tables)	6 Months Ended
Mar. 31, 2022
Advances To Suppliers Net
SCHEDULE OF ADVANCES TO SUPPLIERS

Advances to suppliers, net, consist of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Advances to suppliers for inventory raw materials	$3,187,116	$4,094,312
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$3,187,116	$4,094,312